Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table provides the weighted-average assumptions used to determine the fair value of NSO awards granted during 2015 and 2014:

	2015	2014
Risk-free interest rate	1.71%	1.95%
Expected dividend yield (1)	0.17%	0.00%
Expected stock price volatility	44.47%	54.05%
Expected life (in years)	6.25	6.24

(1) Prior to the Board’s approval of quarterly dividends in the second quarter of 2015, the Company utilized a 0% expected dividend yield assumption in its Black-Scholes calculations.

Schedule of Share-based Compensation, Stock Options, Activity
A summary of activity, weighted average exercise prices and weighted average fair values related to the NSOs is as follows (shares in thousands). For NSOs granted prior to the Publishing Spin-off, the weighted-average exercise prices and fair values in the table below reflect the historical values without giving effect to the Publishing Spin-off, unless otherwise specified. As noted above, on August 4, 2014, an adjustment was made to convert the exercises prices for options outstanding as of the date of the Publishing Spin-off. For NSOs granted prior to the Ex-dividend Date, the weighted-average exercise prices reflect the historical values without giving effect to the Special Cash Dividend. As noted above, as of the Ex-dividend Date, an adjustment was made to convert the number of outstanding options and the exercise prices to preserve the fair value of the awards.

	Shares	Weighted Avg. Exercise Price	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2012	—	$—	$—	—	$—
Granted	375	57.27	27.97
Forfeited	(23)	56.60	27.53
Outstanding, December 29, 2013	352	$57.32	$28.00	9.4	$7,134
Granted	770	79.59	42.24
Exercised	(25)	56.93	27.79
Cancelled	(4)	56.73	27.82
Forfeited	(84)	66.60	34.21
Adjustments due to the Publishing Spin-off (1)	(34)	*	*
Outstanding, December 28, 2014 (2)	975	$70.90	$37.15	9.0	$1,164

	Shares	Weighted Avg. Exercise Price	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)	Aggregate Intrinsic Value (In thousands)
Outstanding, December 28, 2014 (2)	975	$70.90	$37.15	9.0	$1,164
Granted	449	57.91	25.81
Exercised	(3)	49.40	23.86
Cancelled	(31)	64.01	33.63
Forfeited	(160)	60.20	29.88
Adjustment due to the Special Cash Dividend	145	*	*
Outstanding, December 31, 2015 (2)	1,375	$60.62	$30.47	8.3	$—
Vested and exercisable, December 31, 2015 (2)	287	$61.68	$32.02	7.6	$—

*	Not meaningful

(1)
As of the date of the Publishing Spin-off, 90,086 of NSOs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 56,071 NSOs to preserve the intrinsic value of outstanding NSOs attributable to Tribune Media Company employees, while also preserving the fair value of the awards immediately before and after the Publishing Spin-off.

(2)
The weighted average exercise price and weighted-average fair value of options outstanding as of December 28, 2014 and December 31, 2015 reflect the adjustments to the awards as a result of the Publishing Spin-off and the Special Cash Dividend, respectively.

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of activity and weighted average fair values related to the RSUs is as follows (shares in thousands):

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding, December 31, 2012	—	$—
Granted	422	57.64
Forfeited	(20)	56.60
Outstanding, December 29, 2013	402	$57.69	3.1
Granted	521	78.58
Vested	(149)	63.70
Forfeited	(86)	68.10
Adjustments due to the Publishing Spin-off (1)	(55)	*
Outstanding and nonvested, December 28, 2014	633	$68.76	2.7

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding and nonvested, December 28, 2014	633	$68.76	2.7
Granted	457	57.18
Dividend equivalent units granted	16	41.71
Vested	(203)	66.65
Forfeited	(151)	58.80
Dividend equivalent units forfeited	(1)	44.26
Adjustment due to the Special Cash Dividend	89	*
Outstanding and nonvested, December 31, 2015 (2)(3)	840	$58.39	2.3

* Not meaningful

(1)
As of the date of the Publishing Spin-off, 94,365 of RSUs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 38,846 RSUs to preserve the fair value of outstanding RSUs attributable to Tribune Media Company employees.

(2) Includes 7,906 RSUs which were granted to foreign employees and which the Company expects to settle in cash. These RSUs generally vest over a four year period. The fair value of these RSUs at December 31, 2015 was not material.
(3) The weighted average fair value of outstanding RSUs as of December 31, 2015 reflects the adjustment for the Special Cash Dividend

Schedule of Share-based Compensation, Restricted Stock Award And Unrestricted Stock Award Activity
A summary of activity and weighted average fair values related to the restricted and unrestricted stock awards is as follows (shares in thousands):

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding, December 31, 2012	—	$—
Granted	38	57.50
Vested	(4)	56.90
Outstanding, December 29, 2013	34	$57.58	2.0
Granted	6	77.40
Vested	(23)	63.74
Outstanding and nonvested, December 28, 2014	17	$56.80	1.0
Granted	12	60.07
Vested	(27)	58.24
Forfeited	(2)	56.80
Outstanding and nonvested, December 31, 2015	—	$—	0.0

Schedule of Nonvested Performance-based Units Activity
A summary of activity and weighted average fair values related to the PSUs is as follows (shares in thousands). For PSUs granted prior to the Ex-dividend Date, the weighted-average fair values reflect the historical values without giving effect to the Special Cash Dividend. As noted above, as of the Ex-dividend Date, an adjustment was made to increase the number of outstanding PSUs to preserve the fair value of the awards.

	Shares	Weighted Avg. Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding December 29, 2013	—	$—	—
Granted	55	79.16
Forfeited	(11)	75.92
Adjustment due to the Publishing Spin-off (1)	(1)	*
Outstanding and nonvested, December 28, 2014	43	$74.35	1.3
Granted (2)	66	68.10
Dividend equivalent units granted	3	41.86
Forfeited	(17)	64.89
Adjustment due to Special Cash Dividend (2)	12	*
Outstanding and nonvested, December 31, 2015 (2)(3)	107	$65.50	0.6

* Not meaningful

(1)
As of the date of the Publishing Spin-off, 7,936 of PSUs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 6,945 PSUs to preserve the fair value of outstanding PSUs attributable to Tribune Media Company employees.

(2) Represents shares of PSUs for which performance targets have been established and which are deemed granted under U.S. GAAP. An additional adjustment of 5,907 PSUs which have not yet been deemed granted under U.S. GAAP is not reflected in the table above.
(3) The weighted average fair value of outstanding PSUs as of December 31, 2015 reflects the adjustment for the Special Cash Dividend.

Schedule of Unrecognized Compensation Cost, Nonvested Awards
As of December 31, 2015, the Company had not yet recognized compensation cost on nonvested awards as follows (in thousands):

	Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period (in years)
Nonvested awards	$58,686	2.3